SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFIT PLAN [Abstract]
Schedule of Assumptions Used to Estimate Fair Value
Year ended December 31	2012	2013	2014

Risk-free interest rate (1)	0.11% - 2.66%	0.11% - 2.66%	0.11% - 2.66%
Expected life (2)	2-5 years	2-5 years	2-5 years
Expected volatility (3)	39.97% - 42.04%	39.17%-42.04%	38.15-%42.04%
Dividend yield (4)	Nil	Nil	Nil

(1)	Risk-free interest rate Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.

(2)	Expected life The expected life was estimated as the average between the vesting term of the options and the original contractual term.

(3)
Expected volatility

The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.

(4)	Dividend yield The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.

(5)	Share price The fair value of the ordinary shares on the grant date was the closing price of the Company's stock at each grant date.

Summary of Stock Options Activity

		Weighted	Weighted
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2011	7,356,249	$1.40	$1.01
Exercised	(1,635,252)	$1.40	$1.01
Forfeited	(751,425)	$1.40	$1.01
Expired	(91,475)	$1.40	$1.01
Outstanding at December 31, 2012	4,878,097	$1.40	$1.01
Granted on April 1, 2013	280,000	$2.58	$0.05
Exercised	(2,172,103)	$1.40	$1.21
Forfeited	(68,005)	$1.40	$1.12
Expired	(21,650)	$1.40	$1.27
Outstanding at December 31, 2013	2,896,339	$1.51	$0.77
Exercised	(1,815,259)	$1.40	$1.20
Forfeited	(10,000)	$1.40	$1.28
Expired	(96,796)	$1.40	$1.09
Outstanding at December 31, 2014	974,284	$1.73	$0.86

Summary of Stock Options Outstanding

Options exercisable
	Options outstanding as of December 31, 2013				as of December 31, 2013
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	2,896,339	5 years	$1.51	$22,301	2,677,154	$1.40	$2,154

Options exercisable
	Options outstanding as of December 31, 2014				as of December 31, 2014
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	974,284	5 years	$1.73	$8,117	694,284	$1.40	$648

Schedule of RSU Activity

Number
of RSU
Outstanding at December 31, 2011	234,000
Granted on January 17, 2012	100,000
Granted on May 8, 2012	313,250
Exercised	(31,500)
Forfeited	(34,100)
Outstanding at December 31, 2012	581,650
Granted on April 1, 2013	1,217,600
Exercised	(173,350)
Forfeited	(51,900)
Outstanding at December 31, 2013	1,574,000
Granted on November 4, 2014	20,000
Exercised	(237,400)
Expired	(26,500)
Forfeited	(227,900)
Outstanding at December 31, 2014	1,102,200